Debt and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary Of Aggregate Annual Future Maturities Of The Loans
Aggregate annual future maturities of the Loans as of June 30, 2024 were as follows:

Year	Total
2024	$24,316
2025	15,237
2026	—

Total	$39,553
Less: Unamortized debt discount	(3,160)
Plus: Capitalized interest	3,083

Total U.S. dollar notes payable, net	$39,476

Aggregate annual future maturities of the Loans as of December 31, 2023 are as follows:

Year	Total
2024	$9,392
2025	72,596
2026	—

Total	$81,988
Less: Unamortized debt discount	(18,232)
Plus: Capitalized interest	7,992

Total U.S. dollar notes payable, net	$71,748